Consolidated Statements of Stockholders' Deficit (USD $)	Total	Series A Convertible Preferred Stock	Common Stock	Common Stock Warrants	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Dec. 31, 2011	$ (2,405,845)	$ 200,000	$ 32		$ 7,871,322	$ (10,382,921)	$ 105,522
Beginning Balance, Shares at Dec. 31, 2011		2,000,000	317,510
Issuance of shares pursuant to convertible notes payable	153,216		4		153,212
Issuance of shares pursuant to convertible notes payable, Shares			44,318
Issuance of shares to officers for compensation	30,000		1		29,999
Issuance of shares to officers for compensation, Shares			10,000
Issuance of shares pursuant to completed acquisition	77,500		1		77,499
Completed Business Acquisition Shares Of Equity Interest Issued Or Issuable For Acquired Entity Related Transaction Costs			10,000
Reclassification to temporary equity	(77,496)				(77,496)
Reclassification to temporary equity, Shares			(10,000)
Issuance of shares to non-employees for services	338,900		3		338,897
Issuance of shares to non-employees for services, Shares			33,000
Stock based compensation for options issued to consultant	45,000				45,000
Issuance of shares for extinguishment of debt and cancellation of warrants	352,763		5		352,758
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares			52,190
Distribution to non-controlling interest	(50,539)						(50,539)
Change in value of redeemable securities	(248,015)				(248,015)
Contributed capital by CEO for waiver of salary	200,000				200,000
Preferred dividends	843,215					(843,215)
Stock split fractional shares impact
Conversion of Series D Preferred Stock	352,344		3		352,341
Conversion of Series D Preferred Stock, Shares			32,000
Loss on debt restructuring
Issuance of shares to employees and directors
Conversion of put shares to common shares
Net loss	(1,213,199)					(1,229,647)	16,448
Ending Balance at Dec. 31, 2012	(3,288,586)	200	49	0	9,095,517	(12,455,783)	71,431
Ending Balance, Shares at Dec. 31, 2012		2,000,000	489,018
Issuance of shares pursuant to convertible notes payable	425,243		4		425,239
Issuance of shares pursuant to convertible notes payable, Shares			43,790
Preferred dividends	(1,084,314)					(1,084,314)
Issuance of shares for preferred dividends series C,D,E and F	958,822		11		958,811
Issuance of shares for preferred dividends series C,D,E and F, Shares			112,256
Conversion of Series A Preferred Stock		(200)	4		196
Conversion of Series A Preferred Stock, Shares		(2,000,000)	40,000
Conversion of Series B Preferred Stock	2,216,760		245		2,216,515
Conversion of Series B Preferred Stock, Shares			2,452,742
Conversion of Series C Preferred Stock	1,500,000		126		1,499,874
Conversion of Series C Preferred Stock, Shares			1,262,440
Conversion of Series D Preferred Stock	605,872		4		605,868
Conversion of Series D Preferred Stock, Shares			42,839
Conversion of Series E Preferred Stock	3,350,000		53		3,349,947
Conversion of Series E Preferred Stock, Shares			534,819
Conversion of Series H Preferred Stock	1,425,000		48		1,424,952
Conversion of Series H Preferred Stock, shares			483,015
Issuance of shares pursuant to convertible debentures	382,491		4		382,487
Issuance of shares pursuant to convertible debentures, shares			36,567
Warrants issued pursuant to public offering	7,288			7,288
Warrants issued pursuant to public offering, shares				750,000
Issuance of shares pursuant to acquisition	5,408,878		36		5,408,842
Issuance of shares pursuant to acquisition, Shares			356,297
Issuance of shares upon exercise of options	15,000		1		14,999
Issuance of shares upon exercise of options, shares			5,000
Loss on debt restructuring	(248,575)		2		248,573
Issuance of shares pursuant to debt restructuring, shares			20,375
Issuance of shares to employees and directors	1,572,988
Issuance of shares to employees and directors, shares			154,700
Issuance of shares to non employees for services	211,421		3		211,418
Issuance of shares to non employees for services, Shares			23,879
Conversion of Series F Preferred Shares and settlement of contingent consideration	2,235,327		47		2,235,280
Conversion of Series F Preferred Shares and settlement of contingent consideration, shares			466,702
Issuance of shares pursuant to public offering	2,808,820		144		2,808,820
Issuance of shares pursuant to public offering, shares			1,437,500
Conversion of put shares to common shares	499,921		1		499,920
Conversion of put shares to common shares, shares			10,000
Change in non-controlling interest in subsidiary	95,349					(76,169)	171,518
Issuance of shares upon conversion exercise of warrants	3,055,769		59	(4,483)	3,060,193
Issuance of shares upon conversion exercise of warrants, Shares			586,692	(448,296)
Other	(49,140)					(49,140)
Net loss	(24,277,935)					(24,277,935)
Ending Balance at Dec. 31, 2013	$ (1,676,307)		$ 856	$ 2,805	$ 36,020,424	$ (37,943,341)	$ 242,949
Ending Balance, Shares at Dec. 31, 2013			8,558,631	301,704